Shareholder Report, Holdings (Details) - Applied Finance Valuation Large Cap ETF	Jun. 30, 2025
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.47%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Information Technology - Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
Information Technology - Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%